Share Based Compensation - Summary of Performance Criteria (Detail) - SEK (kr) kr in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share based payment arrangement [line Items]
Weight	100.00%	100.00%	100.00%
Achieved Vesting Level			195.52%
Bottom of range [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Vesting Opportunity	0.00%	0.00%	0.00%
Top of range [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Vesting Opportunity	200.00%	200.00%	200.00%
2019 Group operating income [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria	Range (SEK billion): 10.0–20.0
Weight	50.00%
Achievement, value	kr 20.4
Achieved Vesting Level	200.00%
2019 Group operating income [member] | Bottom of range [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	January 1, 2019
Vesting Opportunity	0.00%
2019 Group operating income [member] | Top of range [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	December 31, 2019
Vesting Opportunity	200.00%
Absolute TSR [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria	Range: 6%–14%	Range: 6%–14%	Range: 6%–14%
Weight	30.00%	30.00%	50.00%
Achieved Vesting Level			200.00%
Achievement, percentage			21.34%
Absolute TSR [member] | Bottom of range [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	January 1, 2019	January 1, 2018	January 1, 2017
Vesting Opportunity	0.00%	0.00%	0.00%
Absolute TSR [member] | Top of range [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	December 31, 2021	December 31, 2020	December 31, 2019
Vesting Opportunity	200.00%	200.00%	200.00%
Relative TSR [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria	Ranking of Ericsson: 7–2	Ranking of Ericsson: 7–2	Ranking of Ericsson: 12–5
Weight	20.00%	20.00%	50.00%
Achieved Vesting Level			191.04%
Achievement, description			5.45 out of 18
Relative TSR [member] | Bottom of range [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	January 1, 2019	January 1, 2018	January 1, 2017
Vesting Opportunity	0.00%	0.00%	0.00%
Relative TSR [member] | Top of range [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	December 31, 2021	December 31, 2020	December 31, 2019
Vesting Opportunity	200.00%	200.00%	200.00%
2018 Group operating income [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria		Range (SEK billion): 4.6–9.6
Weight		50.00%
Achievement, value		kr 11.5
Achieved Vesting Level		200.00%
2018 Group operating income [member] | Bottom of range [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period		January 1, 2018
Vesting Opportunity		0.00%
2018 Group operating income [member] | Top of range [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period		December 31, 2018
Vesting Opportunity		200.00%